Other Current Assets	9 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 6 - Other Current Assets

At December 31, 2017, March 31, 2017 and 2016, other current assets consisted of the following:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Advance to suppliers	$136,136	$65,385	$208,750
Other receivable	61,389	9,027	106
	$197,525	$74,412	$208,856